Financial Assets at Amortized Cost (Details) - Schedule of credit quality and the maximum exposure to credit risk based on the Bank’s internal credit - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Commercial loans
Commercial loans	$ 3,297,016	$ 3,024,118
Consumer loans
Total	36,726,297	34,265,873
Normal [Member]
Commercial loans
Commercial loans	19,492,436	19,026,412
Mortgage loans
Mortgage loans	11,217,162	10,061,351
Consumer loans
Consumer loans	4,769,649	4,032,132
Substandard [Member]
Commercial loans
Commercial loans	287,166	197,583
Non-complying [Member]
Commercial loans
Commercial loans	529,143	448,337
Mortgage loans
Mortgage loans	205,160	285,177
Consumer loans
Consumer loans	225,581	214,881
Subtotal [Member]
Commercial loans
Commercial loans	20,308,745	19,672,332
Mortgage loans
Mortgage loans	11,422,322	10,346,528
Consumer loans
Consumer loans	4,995,230	4,247,013
Stage 1 [Member] | Stage 1 - Individual [Member]
Consumer loans
Total	14,935,868	10,968,881
Stage 1 [Member] | Stage 1 Group [Member]
Consumer loans
Total	19,028,328	17,927,953
Stage 1 [Member] | Normal [Member] | Stage 1 - Individual [Member]
Commercial loans
Commercial loans	14,935,868	10,968,881
Mortgage loans
Mortgage loans
Consumer loans
Consumer loans
Stage 1 [Member] | Normal [Member] | Stage 1 Group [Member]
Commercial loans
Commercial loans	4,232,711	4,579,194
Mortgage loans
Mortgage loans	10,490,690	9,608,872
Consumer loans
Consumer loans	4,304,927	3,739,887
Stage 1 [Member] | Substandard [Member] | Stage 1 - Individual [Member]
Commercial loans
Commercial loans
Stage 1 [Member] | Substandard [Member] | Stage 1 Group [Member]
Commercial loans
Commercial loans
Stage 1 [Member] | Non-complying [Member] | Stage 1 - Individual [Member]
Commercial loans
Commercial loans
Mortgage loans
Mortgage loans
Consumer loans
Consumer loans
Stage 1 [Member] | Non-complying [Member] | Stage 1 Group [Member]
Commercial loans
Commercial loans
Mortgage loans
Mortgage loans
Consumer loans
Consumer loans
Stage 1 [Member] | Subtotal [Member] | Stage 1 - Individual [Member]
Commercial loans
Commercial loans	14,935,868	10,968,881
Mortgage loans
Mortgage loans
Consumer loans
Consumer loans
Stage 1 [Member] | Subtotal [Member] | Stage 1 Group [Member]
Commercial loans
Commercial loans	4,232,711	4,579,194
Mortgage loans
Mortgage loans	10,490,690	9,608,872
Consumer loans
Consumer loans	4,304,927	3,739,887
Stage 2 [Member] | Stage 2 Individual [Member]
Consumer loans
Total	309,511	3,459,715
Stage 2 [Member] | Stage 2 Group [Member]
Consumer loans
Total	1,482,042	951,894
Stage 2 [Member] | Normal [Member] | Stage 2 Individual [Member]
Commercial loans
Commercial loans	22,906	3,262,135
Mortgage loans
Mortgage loans
Consumer loans
Consumer loans
Stage 2 [Member] | Normal [Member] | Stage 2 Group [Member]
Commercial loans
Commercial loans	299,345	214,276
Mortgage loans
Mortgage loans	722,028	449,804
Consumer loans
Consumer loans	460,669	287,814
Stage 2 [Member] | Substandard [Member] | Stage 2 Individual [Member]
Commercial loans
Commercial loans	286,605	197,580
Stage 2 [Member] | Substandard [Member] | Stage 2 Group [Member]
Commercial loans
Commercial loans
Stage 2 [Member] | Non-complying [Member] | Stage 2 Individual [Member]
Commercial loans
Commercial loans
Mortgage loans
Mortgage loans
Consumer loans
Consumer loans
Stage 2 [Member] | Non-complying [Member] | Stage 2 Group [Member]
Commercial loans
Commercial loans
Mortgage loans
Mortgage loans
Consumer loans
Consumer loans
Stage 2 [Member] | Subtotal [Member] | Stage 2 Individual [Member]
Commercial loans
Commercial loans	309,511	3,459,715
Mortgage loans
Mortgage loans
Consumer loans
Consumer loans
Stage 2 [Member] | Subtotal [Member] | Stage 2 Group [Member]
Commercial loans
Commercial loans	299,345	214,276
Mortgage loans
Mortgage loans	722,028	449,804
Consumer loans
Consumer loans	460,669	287,814
Stage 3 [Member] | Stage 3 Individual [Member]
Consumer loans
Total	218,780	167,633
Stage 3 [Member] | Stage 3 Group [Member]
Consumer loans
Total	746,630	786,160
Stage 3 [Member] | Normal [Member] | Stage 3 Individual [Member]
Commercial loans
Commercial loans		834
Mortgage loans
Mortgage loans
Consumer loans
Consumer loans
Stage 3 [Member] | Normal [Member] | Stage 3 Group [Member]
Commercial loans
Commercial loans	1,302	893
Mortgage loans
Mortgage loans	4,444	2,675
Consumer loans
Consumer loans	3,867	4,367
Stage 3 [Member] | Substandard [Member] | Stage 3 Individual [Member]
Commercial loans
Commercial loans
Stage 3 [Member] | Substandard [Member] | Stage 3 Group [Member]
Commercial loans
Commercial loans
Stage 3 [Member] | Non-complying [Member] | Stage 3 Individual [Member]
Commercial loans
Commercial loans	218,780	166,799
Mortgage loans
Mortgage loans
Consumer loans
Consumer loans
Stage 3 [Member] | Non-complying [Member] | Stage 3 Group [Member]
Commercial loans
Commercial loans	308,057	279,420
Mortgage loans
Mortgage loans	205,160	285,143
Consumer loans
Consumer loans	223,800	213,662
Stage 3 [Member] | Subtotal [Member] | Stage 3 Individual [Member]
Commercial loans
Commercial loans	218,780	167,633
Mortgage loans
Mortgage loans
Consumer loans
Consumer loans
Stage 3 [Member] | Subtotal [Member] | Stage 3 Group [Member]
Commercial loans
Commercial loans	309,359	280,313
Mortgage loans
Mortgage loans	209,604	287,818
Consumer loans
Consumer loans	227,667	218,029
POCI [Member]
Consumer loans
Total	5,138	3,637
POCI [Member] | Normal [Member]
Commercial loans
Commercial loans	304	199
Mortgage loans
Mortgage loans
Consumer loans
Consumer loans	186	64
POCI [Member] | Substandard [Member]
Commercial loans
Commercial loans	561	3
POCI [Member] | Non-complying [Member]
Commercial loans
Commercial loans	2,306	2,118
Mortgage loans
Mortgage loans		34
Consumer loans
Consumer loans	1,781	1,219
POCI [Member] | Subtotal [Member]
Commercial loans
Commercial loans	3,171	2,320
Mortgage loans
Mortgage loans		34
Consumer loans
Consumer loans	$ 1,967	$ 1,283